COSTS AND EXPENSES BY NATURE (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Material income and expense [abstract]
Maintenance cost of aircraft held	$ 359,940	$ 345,651